Share Based Compensation - Summary of Compensation Cost (Parenthetical) (Detail) - SEK (kr) kr / shares in Units, kr in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of key management personnel compensation [line items]
Compensation cost		kr 876.0	kr 957.0
Long-term variable compensation program [member]
Disclosure of key management personnel compensation [line items]
Fair value share price	kr 65.79	kr 57.15
Long-term variable compensation program [member] | LTV 2018 [member] | Executive performance plan [member]
Disclosure of key management personnel compensation [line items]
Fair value granted	98.97
Long-term variable compensation program [member] | LTV 2018 [member] | Key contributor plan [member]
Disclosure of key management personnel compensation [line items]
Fair value share price	79.98
Long-term variable compensation program [member] | LTV 2017 [member] | Executive performance plan [member]
Disclosure of key management personnel compensation [line items]
Fair value granted	136.16	65.68
Long-term variable compensation program [member] | LTV 2017 [member] | Key contributor plan [member]
Disclosure of key management personnel compensation [line items]
Fair value share price	kr 81.06	kr 56.55
Members of Executive Board [member]
Disclosure of key management personnel compensation [line items]
Compensation cost		kr 9.9
Members of Executive Board [member] | Long-term variable compensation program [member] | Key contributor plan [member]
Disclosure of key management personnel compensation [line items]
Compensation cost		kr 170.0